Subsequent Events - Additional Information (Details) - USD ($)				1 Months Ended
	Jul. 21, 2021	Jul. 15, 2021	Feb. 23, 2021	Oct. 31, 2019	Jun. 30, 2021
Subsequent Event [Line Items]
Deferred transaction costs					$ 1,800,000
Debt instrument, interest rate, stated percentage				1.86%
Debt conversion				1,191,872
Business combination aggregate consideration to be payable to existing shareholders capped amount			$ 2,250,000,000
Number of shares authorized to be repurchased			174,243
Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 9,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term purchase commitment, amount		$ 500,044
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		33.00%
Subsequent Event [Member] | RAAC [Member]
Subsequent Event [Line Items]
Proceeds from issuance or sale of equity	$ 220,000,000.0
Business acquisition, transaction costs	27,400,000
Subsequent Event [Member] | PIPE Investment [Member] | Class A Common Stock
Subsequent Event [Line Items]
Stock issued during period, value, acquisitions	$ 165,000,000
Stock Price	$ 10.00